Equity (Details) - Schedule of share capital - shares	Dec. 31, 2021	Dec. 31, 2020
Schedule of share capital [Abstract]
Ordinary shares of NIS 1 par value, Authorized	70,000,000	70,000,000
Ordinary shares of NIS 1 par value, Outstanding	44,799,794	44,742,963